UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-2849

                          Oppenheimer High Yield Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  June 30

Date of reporting period:  July 1, 2002 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended June 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

Management's Discussion of Fund Performance.
Oppenheimer High Yield Fund Class A shares (without sales charge) delivered a total return of 16.38% for the twelve months ended June 30, 2003. This compares to a one-year total return of 21.11% for the Merrill Lynch Master High Yield Index and an average one-year total return of 19.16% for the Fund's Lipper peer group of high-yield funds.
   The Fund's monthly dividend distribution declined three times during this period, from $0.0722 in July 2002 to $0.0616 on June 30, 2003. Defaults on several of the Fund's holdings along with a falling interest environment, caused a decline in cash flow from coupon payments, and thus, a reduction in the Fund's current-income distributions.
   Prior to October 2002, corporate bonds in general, and high-yield issues in particular, were in the grip of a vicious bear market. The combination of a stagnant economy, corporate accounting- and governance-based scandals and the earliest misgivings about war in the Middle East led to a crescendo of selling in the early fall. With the market in a freefall, we opted to trade some of the lowest-rated bonds, which were suffering the most, for higher-rated (e.g., single-B) high-yield bonds and even some investment-grade bonds. As it turned out, the lower-rated issues enjoyed the biggest rebound between July and December. This, plus an overweight in telecommunications and cable TV securities, led to an initial period of underperformance versus the peer group.
   In the latter half of the period, market conditions turned around dramatically once signs of economic resurgence in the U.S. emerged. The industrial sectors that had been most critically wounded recovered the fastest--areas such as telecommunications, technology and utilities. Since this past January default rates, too, have improved, falling to roughly 6%.
   With improved conditions and a rallying market, the Fund posted a stronger second half. This rebound was largely due to the overweighting in telecommunications and cable TV securities, which had hurt the Fund early in its fiscal year. Within telecommunications, we chose to concentrate on wireless carriers, because we believe there remains great capacity for growth. Some of these holdings were the Fund's strongest performers in the second half of the period as investor confidence improved. Among the Fund's top holdings was Crown Castle International Corp., a wireless service company that builds and operates towers for communications antennas. As a result of these overweightings, we reduced our holdings in cyclical companies, such as manufacturers and autos.
   Also adding to results were utilities investments initiated or augmented after this past January. Following a prolonged period when utilities companies had difficulty securing financing, lenders eased credit restrictions. The outlook for the energy-generation industry brightened, triggering advances for the Fund's holdings of Tennessee Gas Pipeline Co. and Dynegy Holdings, Inc. Conversely, the Fund's underweighting in the technology sector hindered results. Technology was one of the market's best-performing sectors during the

                        5 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION

second half of the period. However, we tended to stay away from certain tech issues that we felt were too risky. This decision caused us to miss out on capturing as much of the rally as our peers and led to some of the Fund's relative underperformance.
   During the period, the Fund had a change in portfolio management. On February 5, 2003, Art Steinmetz, along with Dimitrios Kourkoulakos (Fund co-portfolio manager since June 2002), assumed responsibility for the Fund's day-to-day management. They both also serve as officers and portfolio managers of other Oppenheimer funds. The Fund's company-by-company approach is based on a conservative philosophy in analyzing credits and monitoring corporate issues to detect fundamental problems and potential risks, while at the same time discovering opportunities for growth.
   Finally, a return of capital was declared the end of this fiscal period that will be realized by investors later this year. This return of capital was the result of sales of securities purchased at a more favorable foreign currency rate in 1997, that when sold created currency losses that were recognized in this fiscal period.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until June 30, 2003. In the case of Class A and Class B shares, performance is measured over a ten-year period. In the case of Class C shares, performance is measured from the inception of the Class on November 1, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on October 15, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Merrill Lynch High Yield Bond Master Index and Lehman Brothers Credit Index (formerly Lehman Brothers Corporate Bond Index). The Merrill Lynch High Yield Bond Master Index is an index of below investment grade (ratings are generally comparable to below BBB of S&P's Credit Rating System) U.S. corporate issuers. It is widely recognized as a measure of the U.S. corporate high yield bond market. The Lehman Brothers Credit Index is an unmanaged index of publicly issued nonconvertible investment grade corporate debt of U.S. issuers, widely recognized as a measure of the U.S. fixed-rate corporate bond market.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Funds performance, it must be noted that the Funds investments are not limited to the investments in the index.

                         6 | OPPENHEIMER HIGH YIELD FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer High Yield Fund (Class A)
     Merrill Lynch High Yield Bond Master Index
     Lehman Brothers Credit Index

                                 [LINE CHART]

                Oppenheimer     Merrill Lynch      Lehman
                 High Yield    High Yield Bond    Brothers
               Fund (Class A)   Master Index     Credit Index

 06/30/93           9,525          10,000          10,000
 09/30/93           9,721          10,254          10,347
 12/31/93          10,264          10,610          10,332
 03/31/94          10,130          10,413           9,968
 06/30/94          10,122          10,293           9,812
 09/30/94          10,205          10,433           9,883
 12/31/94          10,021          10,486           9,926
 03/31/95          10,342          11,119          10,514
 06/30/95          10,840          11,824          11,296
 09/30/95          11,160          12,169          11,563
 12/31/95          11,531          12,574          12,134
 03/31/96          11,944          12,757          11,821
 06/30/96          12,167          12,932          11,874
 09/30/96          12,707          13,437          12,112
 12/31/96          13,176          13,965          12,533
 03/31/97          13,166          14,111          12,407
 06/30/97          13,762          14,781          12,918
 09/30/97          14,469          15,360          13,423
 12/31/97          14,747          15,756          13,815
 03/31/98          15,391          16,195          14,026
 06/30/98          15,460          16,466          14,388
 09/30/98          14,317          15,877          14,909
 12/31/98          14,762          16,333          14,999
 03/31/99          15,318          16,510          14,893
 06/30/99          15,351          16,621          14,660
 09/30/99          15,150          16,413          14,701
 12/31/99          15,377          16,590          14,706
 03/31/00          15,174          16,291          14,916
 06/30/00          15,460          16,393          15,100
 09/30/00          15,539          16,615          15,563
 12/31/00          14,779          15,961          16,087
 03/31/01          15,421          16,953          16,774
 06/30/01          14,889          16,738          16,953
 09/30/01          13,862          16,062          17,603
 12/31/01          14,770          16,952          17,760
 03/31/02          14,763          17,283          17,713
 06/30/02          14,075          16,222          18,226
 09/30/02          13,495          15,710          19,043
 12/31/02          14,124          16,758          19,630
 03/31/03          14,980          17,914          20,100
 06/30/03          16,381          19,646          21,064

Average Annual Total Returns of Class A Shares of the Fund at 6/30/03* 1-Year 10.85% 5-Year 0.18% 10-Year 5.06%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer High Yield Fund (Class B)
     Merrill Lynch High Yield Bond Master Index
     Lehman Brothers Credit Index

                                  [LINE CHART]

                Oppenheimer     Merrill Lynch       Lehman
                 High Yield    High Yield Bond     Brothers
               Fund (Class B)   Master Index     Credit Index

 06/30/93         10,000           10,000           10,000
 09/30/93         10,184           10,254           10,347
 12/31/93         10,733           10,610           10,332
 03/31/94         10,558           10,413            9,968
 06/30/94         10,531           10,293            9,812
 09/30/94         10,595           10,433            9,883
 12/31/94         10,384           10,486            9,926
 03/31/95         10,698           11,119           10,514
 06/30/95         11,185           11,824           11,296
 09/30/95         11,487           12,169           11,563
 12/31/95         11,848           12,574           12,134
 03/31/96         12,252           12,757           11,821
 06/30/96         12,459           12,932           11,874
 09/30/96         12,981           13,437           12,112
 12/31/96         13,437           13,965           12,533
 03/31/97         13,403           14,111           12,407
 06/30/97         13,977           14,781           12,918
 09/30/97         14,663           15,360           13,423
 12/31/97         14,917           15,756           13,815
 03/31/98         15,533           16,195           14,026
 06/30/98         15,584           16,466           14,388
 09/30/98         14,394           15,877           14,909
 12/31/98         14,816           16,333           14,999
 03/31/99         15,338           16,510           14,893
 06/30/99         15,351           16,621           14,660
 09/30/99         15,151           16,413           14,701
 12/31/99         15,377           16,590           14,706
 03/31/00         15,174           16,291           14,916
 06/30/00         15,460           16,393           15,100
 09/30/00         15,540           16,615           15,563
 12/31/00         14,779           15,961           16,087
 03/31/01         15,421           16,953           16,774
 06/30/01         14,890           16,738           16,953
 09/30/01         13,862           16,062           17,603
 12/31/01         14,771           16,952           17,760
 03/31/02         14,763           17,283           17,713
 06/30/02         14,075           16,222           18,226
 09/30/02         13,495           15,710           19,043
 12/31/02         14,124           16,758           19,630
 03/31/03         14,980           17,914           20,100
 06/30/03         16,381           19,646           21,064

Average Annual Total Returns of Class B Shares of the Fund at 6/30/03* 1-Year 10.60% 5-Year 0.15% 10-Year 5.06%

*See Notes on page 10 for further details.
The performance information for the indices in the graphs begins on 6/30/93 for Class A and Class B, 10/31/95 for Class C, 2/28/01 for Class N and 9/30/97 for Class Y shares. Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                         7 | OPPENHEIMER HIGH YIELD FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer High Yield Fund (Class C)
     Merrill Lynch High Yield Bond Master Index
     Lehman Brothers Credit Index

                                  [LINE CHART]
                Oppenheimer     Merrill Lynch       Lehman
                 High Yield    High Yield Bond     Brothers
               Fund (Class C)   Master Index      Credit Index

 11/01/95         10,000            10,000           10,000
 12/31/95         10,218            10,260           10,359
 03/31/96         10,561            10,409           10,092
 06/30/96         10,736            10,552           10,137
 09/30/96         11,182            10,964           10,340
 12/31/96         11,580            11,395           10,700
 03/31/97         11,549            11,514           10,592
 06/30/97         12,048            12,061           11,028
 09/30/97         12,627            12,533           11,460
 12/31/97         12,854            12,856           11,795
 03/31/98         13,390            13,214           11,975
 06/30/98         13,424            13,436           12,283
 09/30/98         12,405            12,955           12,729
 12/31/98         12,766            13,327           12,806
 03/31/99         13,222            13,471           12,715
 06/30/99         13,224            13,562           12,516
 09/30/99         13,026            13,392           12,551
 12/31/99         13,196            13,537           12,555
 03/31/00         12,996            13,293           12,735
 06/30/00         13,217            13,376           12,892
 09/30/00         13,260            13,557           13,287
 12/31/00         12,585            13,023           13,734
 03/31/01         13,108            13,833           14,321
 06/30/01         12,632            13,657           14,473
 09/30/01         11,736            13,106           15,028
 12/31/01         12,483            13,832           15,163
 03/31/02         12,468            14,102           15,123
 06/30/02         11,864            13,236           15,560
 09/30/02         11,353            12,818           16,258
 12/31/02         11,845            13,673           16,759
 03/31/03         12,542            14,617           17,161
 06/30/03         13,692            16,030           17,984


Average Annual Total Returns of Class C Shares of the Fund at 6/30/03* 1-Year 14.41% 5-Year 0.40% Since Inception 4.19%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer High Yield Fund (Class N)
     Merrill Lynch High Yield Bond Master Index
     Lehman Brothers Credit Index

                                 [LINE CHART]
                Oppenheimer      Merrill Lynch       Lehman
                 High Yield     High Yield Bond     Brothers
               Fund (Class N)    Master Index      Credit Index

03/01/01           10,000           10,000           10,000
03/31/01            9,682            9,868           10,062
06/30/01            9,357            9,743           10,169
09/30/01            8,711            9,349           10,559
12/31/01            9,278            9,867           10,653
03/31/02            9,278           10,060           10,625
06/30/02            8,840            9,442           10,932
09/30/02            8,471            9,144           11,423
12/31/02            8,864            9,754           11,775
03/31/03            9,394           10,427           12,057
06/30/03           10,262           11,436           12,635

Average Annual Total Returns of Class N Shares of the Fund at 6/30/03* 1-Year 15.08% Since Inception 1.11%

*See Notes on page 10 for further details.

                         8 | OPPENHEIMER HIGH YIELD FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer High Yield Fund (Class Y)
     Merrill Lynch High Yield Bond Master Index
     Lehman Brothers Credit Index

                                  [LINE CHART]

                Oppenheimer     Merrill Lynch      Lehman
                 High Yield    High Yield Bond    Brothers
               Fund (Class Y)   Master Index     Credit Index

 10/15/97          10,000          10,000          10,000
 12/31/97          10,078          10,258          10,292
 03/31/98          10,518          10,544          10,449
 06/30/98          10,581          10,721          10,718
 09/30/98           9,798          10,337          11,107
 12/31/98          10,111          10,634          11,174
 03/31/99          10,493          10,749          11,095
 06/30/99          10,524          10,821          10,921
 09/30/99          10,387          10,686          10,952
 12/31/99          10,545          10,801          10,956
 03/31/00          10,407          10,606          11,112
 06/30/00          10,614          10,673          11,249
 09/30/00          10,679          10,817          11,594
 12/31/00          10,145          10,392          11,984
 03/31/01          10,592          11,037          12,496
 06/30/01          10,235          10,897          12,629
 09/30/01           9,529          10,457          13,113
 12/31/01          10,151          11,036          13,231
 03/31/02          10,160          11,252          13,196
 06/30/02           9,686          10,561          13,578
 09/30/02           9,287          10,228          14,187
 12/31/02           9,715          10,910          14,624
 03/31/03          10,311          11,663          14,974
 06/30/03          11,284          12,791          15,692


Average Annual Total Returns of Class Y Shares of the Fund at 6/30/03* 1-Year 16.51% 5-Year 1.29% Since Inception 2.14%

The performance information for the indices in the graphs begins on 6/30/93 for Class A and Class B, 10/31/95 for Class C, 2/28/01 for Class N and 9/30/97 for Class Y shares.

Past performance cannot guarantee future results. Graphs are not drawn to same scale.

                        9 | OPPENHEIMER HIGH YIELD FUND

NOTES


In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.
Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 7/28/78. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower. Class A returns include the current maximum initial sales charge of 4.75%.

Class B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                        10 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  June 30, 2003




                                                                                       Principal     Market Value
                                                                                          Amount       See Note 1
------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--0.0%
 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1 (Cost $2,032,136)                  $ 2,258,663      $   135,520

------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--1.1%

 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates,
 Series 1997-CHL1, Cl. E, 9.939%, 4/29/39 1,2                                          5,250,000        4,607,694
------------------------------------------------------------------------------------------------------------------
 GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
 Mtg.-Backed Security Pass-Through Certificates, Series 1997-C1, Cl. X,
 8.494%, 7/15/27 3                                                                    59,429,304        3,430,616
------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1997-RR, Cl. D, 7.642%, 4/30/39 2,4                                            5,000,269        4,776,058
 Series 1997-RR, Cl. F, 7.642%, 4/30/39 2,4                                            9,000,485        6,322,350
                                                                                                      ------------
 Total Mortgage-Backed Obligations (Cost $19,785,742)                                                  19,136,718

------------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--0.2%

 United Mexican States Bonds, Bonos de Desarrollo, 14.50%, 5/12/05 2 [MXN]
 (Cost $4,079,376)                                                                    39,735,700        4,353,764

------------------------------------------------------------------------------------------------------------------
 Loan Participations--0.0%

 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 11.111%,
 1/1/02 1,5,6 (Cost $3,864,760)                                                        3,945,448             --

------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--79.2%

------------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--21.9%
------------------------------------------------------------------------------------------------------------------
 Auto Components--1.5%
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10 1       1,500,000        1,575,000
------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                              1,550,000        1,371,750
------------------------------------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                                               5,970,000        6,492,375
 10.125% Nts., 3/15/10                                                                 1,800,000        1,993,500
------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                                                    3,500,000        3,605,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                800,000          849,779
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                               600,000          555,000
------------------------------------------------------------------------------------------------------------------
 Exide Corp., 10% Sr. Unsec. Nts., 4/15/05 1,5,6                                       3,200,000           80,000
------------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                  1,000,000        1,150,000
------------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12                                           2,150,000        1,795,250
------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                             3,450,000        3,881,250
------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., 7/15/13 4                             1,700,000        1,729,750
------------------------------------------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13 4                              1,300,000        1,355,250
                                                                                                      ------------
                                                                                                       26,433,904

------------------------------------------------------------------------------------------------------------------
 Automobiles--0.5%
 DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13 4                                      7,750,000        8,680,000

                        11 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                                 Principal    Market Value
                                                                                    Amount      See Note 1
----------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--5.6%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                             $3,080,000      $1,093,400
----------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                   1,300,000       1,413,750
----------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                               4,800,000       5,196,000
----------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                 3,000,000       3,300,000
----------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,5,6         22,500              --
----------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                2,500,000       2,687,500
----------------------------------------------------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11 4                                    2,650,000       2,749,375
----------------------------------------------------------------------------------------------------------
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04 1,5,6               450,000           3,937
----------------------------------------------------------------------------------------------------------
 Herbst Gaming, Inc., 10.75% Sr. Sec. Nts., 9/1/08                                 700,000         775,250
----------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 5/15/08                                                            3,000,000       3,240,000
 7.625% Nts., 12/1/12                                                              900,000         990,000
----------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07             2,300,000       2,277,000
----------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                        3,200,000       3,356,000
----------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                          2,200,000       2,409,000
----------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                3,150,000       3,323,250
----------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06 1                                  5,200,000       5,746,000
----------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                                                   3,500,000       3,972,500
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                   3,000,000       3,405,000
----------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                           2,500,000       2,856,250
----------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 8% Sr. Sub. Nts., 4/1/12                                                        1,300,000       1,410,500
 8.375% Sr. Sub. Nts., 7/1/11                                                    1,000,000       1,087,500
 8.75% Sr. Unsec. Sub. Nts., 1/1/09                                              1,500,000       1,623,750
----------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                   3,700,000       3,996,000
----------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sr. Sub. Nts., 3/15/10                                                     900,000         958,500
 11.125% Sr. Unsec. Sub. Nts., 3/1/08                                            6,000,000       6,675,000
----------------------------------------------------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07                                    1,050,000       1,044,750
----------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                           1,700,000       1,640,500
----------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10                                                       650,000         679,250
 8.75% Sr. Unsub. Nts., 2/2/11                                                   2,600,000       2,769,000
----------------------------------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10                                                         1,600,000       1,544,000
 9.75% Sr. Nts., 4/15/13 4                                                       5,100,000       5,074,500
----------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12              5,550,000       6,105,000
----------------------------------------------------------------------------------------------------------
 Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                        200,000         221,000
----------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11             3,200,000       3,480,000
----------------------------------------------------------------------------------------------------------
 Trump Casino Holdings LLC/Trump Casino Funding, Inc., 11.625% Nts.,
 3/15/10 4                                                                       2,300,000       2,208,000
----------------------------------------------------------------------------------------------------------
 Universal City Development Partners, 11.75% Sr. Nts., 4/1/10 1                  2,700,000       2,976,750
----------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09 1                       1,800,000       1,890,000

                        12 | OPPENHEIMER HIGH YIELD FUND

                                                                                Principal    Market Value
                                                                                   Amount      See Note 1
----------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10     $ 3,300,000      $ 3,737,250
----------------------------------------------------------------------------------------------------------
 Yum! Brands, Inc., 7.70% Sr. Nts., 7/1/12                                        200,000          229,000
                                                                                               -----------
                                                                                                98,144,462

----------------------------------------------------------------------------------------------------------
 Household Durables--2.3%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                               3,300,000        3,671,250
----------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 9.375% Sr. Unsec. Sub. Nts., 3/15/11 1                                         2,000,000        2,210,000
 9.75% Sr. Sub. Nts., 9/15/10                                                     800,000          914,000
----------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs., 2/15/10                          6,500,000        7,117,500
----------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10                                      1,500,000        1,447,500
----------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                   1,500,000        1,646,250
----------------------------------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                                                 2,750,000        3,135,000
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                            2,000,000        2,272,500
----------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                  1,000,000        1,110,000
----------------------------------------------------------------------------------------------------------
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                            2,300,000        2,323,000
----------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12 1                         1,200,000        1,353,000
----------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                       1,750,000        1,968,750
----------------------------------------------------------------------------------------------------------
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                                                   1,100,000        1,177,000
 10.625% Sr. Unsec. Sub. Nts., 2/15/11                                          4,600,000        5,106,000
----------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                              2,500,000        2,668,750
----------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                        2,600,000        2,561,000
                                                                                               -----------
                                                                                                40,681,500

----------------------------------------------------------------------------------------------------------
 Leisure Equipment & Products--0.2%
 Remington Arms Co., Inc., 10.50% Sr. Nts., 2/1/11 4                            2,300,000        2,415,000
----------------------------------------------------------------------------------------------------------
 Media--8.9%
 Adelphia Communications Corp.:
 8.125% Sr. Nts., Series B, 7/15/03 5,6                                         2,000,000        1,250,000
 8.375% Sr. Nts., Series B, 2/1/08 5,6                                          2,700,000        1,687,500
 9.875% Sr. Nts., Series B, 3/1/07 5,6                                          2,200,000        1,369,500
 10.25% Sr. Unsec. Nts., 11/1/06 5,6                                            4,600,000        2,829,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,6                                         200,000          129,000
 10.875% Sr. Unsec. Nts., 10/1/10 5,6                                           1,500,000          937,500
----------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12            2,300,000        2,386,250
----------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                   10,000,000       10,400,000
----------------------------------------------------------------------------------------------------------
 American Media, Inc., 8.875% Sr. Sub. Nts., 1/15/11 4                          2,700,000        2,936,250
----------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                       1,100,000        1,204,500
----------------------------------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,5,6 [EUR]       1,000,000           51,676
----------------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Nts., 4/15/13 4                                  900,000          960,750
----------------------------------------------------------------------------------------------------------
 CBD Media, Inc./CBD Finance, 8.625% Sr. Sub. Nts., 6/1/11 4                      700,000          724,500


                        13 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                 Principal     Market Value
                                                                                    Amount       See Note 1
-----------------------------------------------------------------------------------------------------------
 Media Continued
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp.:
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 7                               $ 4,500,000      $ 2,295,000
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 7                                       14,000,000        9,275,000
 8.625% Sr. Unsec. Nts., 4/1/09                                                 12,600,000        9,135,000
 10% Sr. Nts., 4/1/09                                                            1,000,000          770,000
 10% Sr. Unsec. Sub. Nts., 5/15/11                                               1,000,000          725,000
 10.75% Sr. Unsec. Nts., 10/1/09                                                   900,000          702,000
 11.125% Sr. Unsec. Nts., 1/15/11                                                1,200,000          936,000
-----------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Sub. Nts., 2/1/13                                    2,500,000        2,725,000
-----------------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10 1,5,6                         2,500,000               --
-----------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                          1,500,000        1,620,000
-----------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11            14,150,000       14,362,250
-----------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts., Series B, 3/1/08 1,5,6       2,500,000          153,125
-----------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                                        2,500,000        2,806,250
 9.375% Sr. Unsec. Nts., 2/1/09                                                  4,500,000        4,820,625
 10.375% Sr. Unsec. Nts., 10/1/07                                                3,600,000        4,005,000
-----------------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 7                                      7,505,000        6,529,350
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                  1,150,000        1,210,375
-----------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts.,
 3/1/14                                                                          1,500,000        1,642,500
-----------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09                 1,400,000        1,463,000
-----------------------------------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                            1,750,000        1,942,500
-----------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts., 12/15/10          2,700,000        2,902,500
-----------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Nts., 2/1/11 4                                  2,500,000        2,650,000
-----------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                 350,000          371,875
-----------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                           1,000,000        1,065,000
-----------------------------------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13 4                            1,800,000        1,804,500
-----------------------------------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                     1,350,000        1,390,500
-----------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13               850,000          903,125
-----------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                            400,000          512,690
-----------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                                   5,100,000        5,546,250
-----------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 4                                          4,500,000        4,635,000
-----------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 4                                                     2,600,000        2,886,000
 10.875% Sr. Sub. Nts., 12/15/12 4                                               3,900,000        4,563,000
-----------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                  1,450,000        1,602,250
-----------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                     3,050,000        3,377,875
-----------------------------------------------------------------------------------------------------------
 Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07 [CAD]                      3,030,000        2,302,465
-----------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Sub. Nts., 3/15/12                                                       3,250,000        3,485,625
 8% Sr. Sub. Nts., 3/15/12 4                                                     2,800,000        3,003,000
 8.75% Sr. Sub. Nts., 12/15/11                                                   1,250,000        1,378,125
-----------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09         5,000,000        5,337,500



                        14 | OPPENHEIMER HIGH YIELD FUND

                                                                                 Principal      Market Value
                                                                                    Amount        See Note 1
-------------------------------------------------------------------------------------------------------------
 Media Continued
 United Pan-Europe Communications NV:
 0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09 5,6,7                    $  2,000,000      $    295,000
 0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10 5,6,7                         5,000,000           712,500
 10.875% Sr. Unsec. Nts., Series B, 8/1/09 5,6                                   3,000,000           660,000
 11.25% Sr. Nts., Series B, 11/1/09 1,5,6 [EUR]                                  1,500,000           333,739
-------------------------------------------------------------------------------------------------------------
 Vertis, Inc.:
 9.75% Sr. Sec. Nts., 4/1/09 4                                                   1,350,000         1,410,750
 10.875% Sr. Unsec. Nts., Series B, 6/15/09                                      1,000,000         1,005,000
-------------------------------------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 4                                 2,500,000         2,856,250
-------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                  4,000,000         4,185,000
                                                                                                ------------
                                                                                                 155,159,920

-------------------------------------------------------------------------------------------------------------
 Multiline Retail--0.5%
 J. C. Penney Co., Inc.:
 7.60% Nts., 4/1/07                                                              2,400,000         2,532,000
 8% Nts., 3/1/10                                                                 2,500,000         2,631,250
-------------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                                 1,500,000         1,593,750
 9.875% Nts., 10/1/11 1                                                          1,900,000         2,147,000
                                                                                                ------------
                                                                                                   8,904,000

-------------------------------------------------------------------------------------------------------------
 Specialty Retail--2.0%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                        2,900,000         2,813,000
-------------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                    3,000,000         3,345,000
-------------------------------------------------------------------------------------------------------------
 Building Materials Corp., 8% Sr. Nts., 12/1/08                                  1,350,000         1,255,500
-------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06                                    7,000,000         7,805,000
-------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08 1        1,000,000           935,000
-------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                      3,985,000         4,044,775
-------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08 1                            2,100,000         2,184,000
-------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts., 9/15/07                                                             2,900,000         3,139,250
 10.55% Unsub. Nts., 12/15/08                                                      800,000           976,000
-------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                    2,800,000         3,076,500
-------------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,5,6                              700,000                --
-------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                    3,500,000         4,007,500
-------------------------------------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub. Nts., 5/1/10 4                              1,100,000         1,160,500
-------------------------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Unsec. Sub. Nts., 3/15/12                     150,000           161,250
                                                                                                ------------
                                                                                                  34,903,275

-------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.4%
 Consoltex Group, Inc., 11% Sr. Sub. Nts., 1/31/09 1,8                           4,227,524               423
-------------------------------------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08 1,5,6                   2,900,000            32,625
-------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                                                1,900,000         1,638,750
 12.25% Sr. Nts., 12/15/12                                                       2,100,000         1,758,750

                        15 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued

                                                                               Principal     Market Value
                                                                                  Amount       See Note 1
----------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods Continued
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 4                          $ 1,250,000      $ 1,318,750
----------------------------------------------------------------------------------------------------------
 Phillips/Van Heusen Corp., 8.125% Sr. Nts., 5/1/13 1                            900,000          928,125
----------------------------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10 1                                       1,500,000        1,642,500
                                                                                              -----------
                                                                                                7,319,923

----------------------------------------------------------------------------------------------------------
 Consumer Staples--3.5%
----------------------------------------------------------------------------------------------------------
 Beverages--0.4%
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                     2,000,000        2,170,000
----------------------------------------------------------------------------------------------------------
 Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                   5,500,000        5,582,500
                                                                                              -----------
                                                                                                7,752,500

----------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--0.6%
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                          2,100,000        2,310,000
----------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 5                                             2,100,000          325,500
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 1,5                             400,000            2,500
----------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11         800,000          752,000
----------------------------------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                    1,000,000        1,011,250
----------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                            1,600,000        1,656,000
----------------------------------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10 4                                                2,650,000        2,756,000
 9.50% Sr. Sec. Nts., 2/15/11 4                                                1,600,000        1,728,000
                                                                                              -----------
                                                                                               10,541,250

----------------------------------------------------------------------------------------------------------
 Food Products--1.6%
 American Seafood Group LLC, 10.125% Sr. Sub. Nts., 4/15/10 1                  3,500,000        3,990,000
----------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 5                   1,600,000          572,000
----------------------------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 4                  1,450,000        1,421,000
----------------------------------------------------------------------------------------------------------
 Del Monte Corp.:
 8.625% Sr. Sub. Nts., 12/15/12 4                                              3,300,000        3,514,500
 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                           1,450,000        1,558,750
----------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10                                   2,600,000        2,847,000
----------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                                                       2,500,000        2,656,250
 8.875% Sr. Nts., 3/15/11 4                                                    1,300,000        1,384,500
----------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., 11.75% Sr. Unsec. Sub. Nts., 4/1/11 1                    1,600,000        1,848,000
----------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                    500,000          160,000
----------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                          2,240,000        2,312,800
 8% Sr. Nts., Series B, 10/15/09                                                 400,000          435,000
----------------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09 4                                      2,500,000        2,612,500
----------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]             2,000,000        2,606,754
                                                                                              -----------
                                                                                               27,919,054

                        16 | OPPENHEIMER HIGH YIELD FUND

                                                                                Principal     Market Value
                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------
 Household Products--0.7%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                  $ 4,200,000      $ 4,326,000
-----------------------------------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts., 8/15/09                  1,900,000        2,128,000
-----------------------------------------------------------------------------------------------------------
 Holmes Products Corp., 9.875% Sr. Sub. Nts., Series C, 11/15/07 1                500,000          448,750
-----------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                    3,800,000        3,819,000
-----------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                     1,600,000        1,564,000
-----------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,5,6           1,200,000               --
                                                                                               -----------
                                                                                                12,285,750

-----------------------------------------------------------------------------------------------------------
 Personal Products--0.2%
 French Fragrances, Inc., 10.375% Gtd. Sr. Unsec. Nts., Series D, 5/15/07       2,900,000        2,994,250
-----------------------------------------------------------------------------------------------------------
 Energy--5.6%
-----------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--1.6%
 BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                   3,000,000        3,270,000
-----------------------------------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                   1,200,000        1,242,000
-----------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08 1,5          4,015,000        1,023,825
-----------------------------------------------------------------------------------------------------------
 Grant Prideco Escrow Corp., 9% Sr. Unsec. Nts., 12/15/09                       1,500,000        1,672,500
-----------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08           1,500,000        1,582,500
-----------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                7,000,000        7,752,500
-----------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                              7,250,000        6,062,813
-----------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                           1,500,000        1,689,375
-----------------------------------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Nts., 5/15/10 4                         2,500,000        2,600,000
                                                                                               -----------
                                                                                                26,895,513

-----------------------------------------------------------------------------------------------------------
 Oil & Gas--4.0%
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                            4,000,000        3,800,000
-----------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 7.75% Sr. Unsec. Nts., 1/15/15                                                 1,300,000        1,394,250
 8.125% Sr. Unsec. Nts., 4/1/11                                                   700,000          757,750
 8.375% Sr. Unsec. Nts., 11/1/08                                                1,100,000        1,196,250
 9% Sr. Nts., 8/15/12                                                           3,500,000        3,920,000
-----------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Sub. Nts., 6/1/10 4                                                  1,500,000        1,612,500
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                                   4,250,000        4,568,750
 10.625% Sr. Sub. Nts., 12/1/12                                                 1,850,000        2,146,000
-----------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                       2,000,000        2,090,000
-----------------------------------------------------------------------------------------------------------
 Frontier Escrow Corp., 8% Sr. Nts., 4/15/13 4                                  1,200,000        1,260,000
-----------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                  6,000,000        6,630,000
-----------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                               3,750,000        4,021,875
-----------------------------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                        2,850,000        3,224,062
-----------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                         1,000,000        1,147,488
-----------------------------------------------------------------------------------------------------------
 Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07 1                   4,000,000        4,140,000
-----------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                           3,200,000        3,552,000

                        17 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                    Principal     Market Value
                                                                                       Amount       See Note 1
---------------------------------------------------------------------------------------------------------------
 Oil & Gas Continued
 Stone Energy Corp.:
 8.25% Sr. Unsec. Sub. Nts., 12/15/11                                             $ 3,500,000      $ 3,710,000
 8.75% Sr. Sub. Nts., 9/15/07                                                       2,510,000        2,616,675
---------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                    3,175,000        3,496,469
---------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts., 4/15/08 4                                                        2,300,000        2,369,000
 9.625% Sr. Sub. Nts., 4/1/12                                                       7,050,000        6,486,000
---------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                      5,500,000        6,050,000
                                                                                                   -----------
                                                                                                    70,189,069

---------------------------------------------------------------------------------------------------------------
 Financials--2.7%
---------------------------------------------------------------------------------------------------------------
 Capital Markets--0.1%
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08       3,700,000        1,757,500
---------------------------------------------------------------------------------------------------------------
 Commercial Banks--0.2%
 ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 2                              2,069,459        1,138,887
---------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                              78,000           83,948
---------------------------------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                          1,700,000        1,844,500
                                                                                                   -----------
                                                                                                     3,067,335

---------------------------------------------------------------------------------------------------------------
 Diversified Financial Services--0.4%
 AmeriCredit Corp., 9.875% Sr. Nts., 4/15/06                                          500,000          492,500
---------------------------------------------------------------------------------------------------------------
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                2,500,000        2,762,500
---------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                     2,300,000        1,012,000
---------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                            2,500,000        2,862,500
                                                                                                   -----------
                                                                                                     7,129,500

---------------------------------------------------------------------------------------------------------------
 Insurance--0.1%
 Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/09 1,5,6                               1,000,000          545,000
---------------------------------------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27 1                               1,000,000        1,144,700
                                                                                                   -----------
                                                                                                     1,689,700

---------------------------------------------------------------------------------------------------------------
 Real Estate--1.9%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                    2,250,000        2,047,500
---------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11 1              400,000          431,000
---------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11                                                             1,350,000        1,417,500
 9.875% Sr. Nts., 5/1/09                                                            1,500,000        1,681,875
---------------------------------------------------------------------------------------------------------------
 Felcor Lodging LP:
 9% Sr. Nts., 6/1/11                                                                2,405,000        2,435,062
 10% Sr. Unsec. Nts., 9/15/08                                                         800,000          830,000
---------------------------------------------------------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                         1,200,000        1,221,000
---------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                            5,500,000        5,610,000
---------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                          4,800,000        5,184,000
---------------------------------------------------------------------------------------------------------------
 iStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                200,000          219,000


                        18 | OPPENHEIMER HIGH YIELD FUND

                                                                                       Principal     Market Value
                                                                                          Amount       See Note 1
------------------------------------------------------------------------------------------------------------------
 Real Estate Continued
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                 $ 1,200,000      $ 1,086,000
 9.125% Sr. Unsec. Nts., 1/15/11                                                       2,650,000        2,610,250
------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08       9,100,000        9,145,500
                                                                                                      ------------
                                                                                                       33,918,687

------------------------------------------------------------------------------------------------------------------
 Health Care--4.7%
------------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.5%
 Alaris Medical, Inc., 7.25% Sr. Sub. Nts., 7/1/11                                       700,000          712,250
------------------------------------------------------------------------------------------------------------------
 Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts., 10/3/10                       900,000        1,021,500
------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                   2,000,000        2,150,000
------------------------------------------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units (each unit consists of $1,000 zero coupon sr. sec. disc. nts., 15.43%, 5/15/08 and one warrant to purchase
 2.8094 shares of Huntsman Corp. common stock) 9,10                                    2,800,000        1,428,000
------------------------------------------------------------------------------------------------------------------
 Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07 1              1,000,000        1,045,000
------------------------------------------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                        2,200,000        2,332,000
------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                       500,000          500,000
                                                                                                      ------------
                                                                                                        9,188,750

------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--4.1%
 AdvancePCS, Inc., 8.50% Sr. Unsec. Nts., 4/1/08                                       2,500,000        2,700,000
------------------------------------------------------------------------------------------------------------------
 Alderwoods Group, Inc., 12.25% Sr. Nts., 1/2/09                                       3,200,000        3,360,000
------------------------------------------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                         1,500,000        1,575,000
------------------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Sub. Nts., 4/1/13 4                                       2,000,000        2,155,000
------------------------------------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                            2,300,000        2,219,500
------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10                 1,900,000        2,004,500
------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                          2,800,000        2,954,000
------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09                              1,250,000        1,387,500
------------------------------------------------------------------------------------------------------------------
 HCA, Inc.:
 6.95% Sr. Nts., 5/1/12                                                                5,000,000        5,337,190
 7.875% Sr. Nts., 2/1/11                                                               1,000,000        1,121,530
------------------------------------------------------------------------------------------------------------------
 HCA-Healthcare Co. (The), 8.75% Sr. Nts., 9/1/10                                      2,000,000        2,332,928
------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12 5,6                                            6,000,000        4,680,000
------------------------------------------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub. Nts., 11/1/11                          2,000,000        2,110,000
------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc.:
 9% Sr. Sub. Nts., 2/15/08 5                                                           2,150,000          935,250
 9.375% Sr. Nts., 11/15/07 4                                                           4,750,000        4,773,750
------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                       3,200,000        3,344,000
------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Sub. Nts., 12/1/12 4                                      4,100,000        4,417,750
------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                3,400,000        3,918,500
------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                           2,400,000        2,478,000
------------------------------------------------------------------------------------------------------------------
 Select Medical Corp., 9.50% Sr. Unsec. Sub. Nts., 6/15/09                             1,000,000        1,091,250
------------------------------------------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts., 7/1/08                        5,400,000        6,048,000
------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11                                      1,000,000          930,000


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------


                                                                              Principal     Market Value
                                                                                 Amount       See Note 1
---------------------------------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09             $ 3,600,000      $ 3,847,500
---------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                              1,000,000        1,075,000
---------------------------------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09 1                       4,000,000        4,400,000
                                                                                             ------------
                                                                                              71,196,148

---------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.1%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                   1,400,000        1,547,000
---------------------------------------------------------------------------------------------------------
 Industrials--9.9%
---------------------------------------------------------------------------------------------------------
 Aerospace & Defense--1.0%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11               2,400,000        2,676,000
---------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B,
 10/15/08                                                                     4,700,000        1,574,500
---------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                      1,000,000          810,000
---------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                    700,000          780,500
---------------------------------------------------------------------------------------------------------
 L-3 Communications Corp., 7.625% Sr. Sub. Nts., 6/15/12                      1,200,000        1,326,000
---------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Sub. Nts., 12/15/12 4                             1,900,000        2,099,500
---------------------------------------------------------------------------------------------------------
 TransDigm, Inc., 10.375% Sr. Sub. Nts., 12/1/08                              2,000,000        2,177,860
---------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 4                                                   1,700,000        1,853,000
 11% Sr. Sub. Nts., 2/15/13 4                                                 2,000,000        2,190,000
---------------------------------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 4                     1,650,000        1,666,500
                                                                                             ------------
                                                                                              17,153,860

---------------------------------------------------------------------------------------------------------
 Air Freight & Logistics--0.0%
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06 5                          3,650,000          789,312
---------------------------------------------------------------------------------------------------------
 Airlines--0.3%
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                        6,400,000        4,640,000
---------------------------------------------------------------------------------------------------------
 Building Products--0.5%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                     1,500,000        1,644,375
---------------------------------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10 4,11                      2,800,000        2,891,000
---------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07 1                                     300,000          315,000
 9.25% Sr. Nts., Series B, 3/15/07 1                                          2,200,000        2,277,000
 9.875% Sr. Unsec. Sub. Nts., 6/15/11 1                                       1,000,000        1,057,500
                                                                                             ------------
                                                                                               8,184,875

---------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--3.6%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13                                                     2,500,000        2,628,125
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                     1,900,000        1,997,375
 8.50% Sr. Sub. Nts., 12/1/08                                                 5,200,000        5,616,000
 8.875% Sr. Nts., Series B, 4/1/08                                            4,200,000        4,578,000
 9.25% Sr. Nts., 9/1/12 4                                                     9,850,000       10,908,875
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                   1,300,000        1,387,750
---------------------------------------------------------------------------------------------------------
 American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10 4,11               1,350,000        1,350,000
---------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,5,6        2,500,000           28,125



                        20 | OPPENHEIMER HIGH YIELD FUND

                                                                              Principal     Market Value
                                                                                 Amount       See Note 1
---------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 1,5,6                    $6,500,000      $ 1,535,625
---------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                      2,500,000        2,700,000
---------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                                          2,250,000        2,418,750
---------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                  2,400,000        1,164,000
---------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1         3,500,000        2,476,250
---------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,5,6          3,850,000               --
---------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09              3,000,000        3,037,500
---------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                  4,150,000        4,388,625
---------------------------------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts., 1/15/11 4               1,300,000        1,361,750
---------------------------------------------------------------------------------------------------------
 Park-Ohio Industries, Inc., 9.25% Sr. Sub. Nts., 12/1/07                     2,000,000        1,710,000
---------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr.
 Unsec. Nts., 8/15/05                                                         1,500,000        1,237,500
---------------------------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09           2,584,000        2,984,520
---------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                      1,700,000        1,827,500
---------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  200,000          198,000
 10.75% Sr. Nts., 4/15/08 4                                                   1,700,000        1,865,750
 10.75% Sr. Nts., 4/15/08 4                                                   2,000,000        2,195,000
 10.75% Sr. Unsec. Nts., 4/15/08                                              2,550,000        2,798,625
                                                                                             ------------
                                                                                              62,393,645

---------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09 1                                     1,100,000        1,122,000
 9.375% Sr. Sub. Nts., Series C, 2/1/09                                         500,000          510,000
---------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 1                                 1,000,000        1,070,000
                                                                                             ------------
                                                                                               2,702,000

---------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.1%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 1                   1,250,000        1,068,750
---------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--1.5%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08        8,550,000        9,105,750
---------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10 1             11,000,000        4,235,000
---------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                                       11,850,000       12,561,000
 6.75% Sr. Unsub. Nts., 2/15/11                                                 300,000          319,500
                                                                                             ------------
                                                                                              26,221,250

---------------------------------------------------------------------------------------------------------
 Machinery--1.9%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                     1,455,000        1,709,625
---------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                    6,000,000        6,510,000
---------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                      2,800,000        2,394,000
---------------------------------------------------------------------------------------------------------
 Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08           2,800,000        2,632,000
---------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,5,6                              7,500,000          140,625
---------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The), 10.50% Sr. Sub. Nts., 8/1/12                      3,350,000        3,735,250


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued


                                                                                      Principal     Market Value
                                                                                         Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------
 Machinery Continued
 NMHG Holding Co., 10% Sr. Nts., 5/15/09                                            $ 1,600,000      $ 1,768,000
-----------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07         5,480,000        4,685,400
-----------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                                                    3,000,000        3,262,500
-----------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                  1,400,000        1,463,000
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                  3,900,000        4,212,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                         500,000          555,000
                                                                                                     ------------
                                                                                                      33,067,400

-----------------------------------------------------------------------------------------------------------------
 Marine--0.6%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                             5,000,000        5,606,250
-----------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,5,6                        5,000,000        2,250,000
-----------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,5       5,800,000        1,885,000
-----------------------------------------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07 4                      2,103,859          746,870
                                                                                                     ------------
                                                                                                      10,488,120

-----------------------------------------------------------------------------------------------------------------
 Road & Rail--0.2%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                      2,000,000        2,082,500
-----------------------------------------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12                                                   2,000,000        2,207,500
                                                                                                     ------------
                                                                                                       4,290,000

-----------------------------------------------------------------------------------------------------------------
 Transportation Infrastructure--0.1%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11 4                   1,250,000        1,293,750
-----------------------------------------------------------------------------------------------------------------
 Information Technology--2.0%
-----------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07 5                        5,310,000        1,839,915
-----------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.2%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                2,900,000        3,153,750
-----------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.4%
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05 1         350,000          354,375
-----------------------------------------------------------------------------------------------------------------
 Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                  2,100,000        2,310,000
-----------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                           3,000,000        3,255,000
-----------------------------------------------------------------------------------------------------------------
 Xerox Capital plc (Europe), 5.875% Nts., 5/15/04                                       800,000          808,000
                                                                                                     ------------
                                                                                                       6,727,375

-----------------------------------------------------------------------------------------------------------------
 Internet Software & Services--0.1%
 Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,5,6 [EUR]                   4,331,508          223,834
-----------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08 1,5,6,7              5,000,000              500
-----------------------------------------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1                                                  765,517          577,965
-----------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06 1,5,6 [EUR]                                          1,000,000           57,418
 11% Sr. Nts., 8/1/09 5,6                                                             2,160,313          148,522
-----------------------------------------------------------------------------------------------------------------
 Ziff Davis Media, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 8/12/09 1,5                566,864          286,266
                                                                                                     ------------
                                                                                                       1,294,505


                        22 | OPPENHEIMER HIGH YIELD FUND

                                                                                     Principal     Market Value
                                                                                        Amount       See Note 1
----------------------------------------------------------------------------------------------------------------
 IT Services--0.3%
 Iron Mountain, Inc.:
 7.75% Sr. Sub. Nts., 1/15/15                                                      $ 1,200,000      $ 1,275,000
 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                 2,400,000        2,580,000
----------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 4                                      1,400,000        1,491,000
                                                                                                    ------------
                                                                                                      5,346,000

----------------------------------------------------------------------------------------------------------------
 Office Electronics--0.0%
 Xerox Corp., 7.15% Nts., 8/1/04                                                       900,000          918,000
----------------------------------------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.9%
 AMI Semiconductor, Inc., 10.75% Sr. Sub. Nts., 2/1/13 4                             4,000,000        4,540,000
----------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13 4                                                           3,350,000        3,199,250
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                 3,500,000        3,657,500
----------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09       2,500,000        2,825,000
----------------------------------------------------------------------------------------------------------------
 Fairchild Semiconductor Corp., 10.375% Sr. Unsec. Nts., 10/1/07                     1,475,000        1,558,898
                                                                                                    ------------
                                                                                                     15,780,648

----------------------------------------------------------------------------------------------------------------
 Materials--10.8%
----------------------------------------------------------------------------------------------------------------
 Chemicals--3.6%
 Applied Extrusion Technologies, Inc., 10.75% Sr. Nts., Series B, 7/1/11             1,700,000        1,258,000
----------------------------------------------------------------------------------------------------------------
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                         950,000          864,500
----------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                        2,000,000          810,000
----------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                            3,200,000        3,600,000
----------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP/Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09                                                      1,000,000          975,000
 10.625% Sr. Nts., 5/1/11 4                                                          2,000,000        2,060,000
----------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09 10                              4,000,000        1,580,000
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                7,850,000        7,575,250
----------------------------------------------------------------------------------------------------------------
 Huntsman International LLC:
 9.875% Sr. Nts., 3/1/09                                                             5,500,000        5,747,500
 9.875% Sr. Nts., 3/1/09 4                                                             600,000          627,000
----------------------------------------------------------------------------------------------------------------
 IMC Global, Inc., 7.625% Bonds, 11/1/05                                             1,400,000        1,491,000
----------------------------------------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                               2,700,000        3,064,500
----------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                 1,800,000        1,921,500
----------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08                                                             600,000          573,000
 9.50% Sr. Sec. Debs., 12/15/08 4                                                      700,000          668,500
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                              6,900,000        6,796,500
 9.875% Sec. Nts., Series B, 5/1/07                                                  7,100,000        6,993,500
 10.875% Sr. Sub. Nts., 5/1/09                                                       3,600,000        3,366,000
----------------------------------------------------------------------------------------------------------------
 Millennium America, Inc., 9.25% Sr. Nts., 6/15/08 4                                 1,100,000        1,188,000
----------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11 1                         3,500,000        3,990,000
----------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                         100,000           98,000
----------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                     989,550          863,382
----------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.60% Sr. Sec. Nts., 12/31/06 2                                   313,358          267,921

                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued


                                                                                  Principal     Market Value
                                                                                     Amount       See Note 1
-------------------------------------------------------------------------------------------------------------
 Chemicals Continued
 Resolution Performance Products LLC/RPP Capital Corp.,
 9.50% Sr. Sec. Nts., 4/15/10 4                                                 $   700,000      $   731,500
-------------------------------------------------------------------------------------------------------------
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1                            1,500,000        1,335,000
-------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                                                    1,917,458        1,780,839
 11.25% Sr. Sub. Nts., 8/15/06 5,6                                                3,000,000               --
 11.75% Sr. Unsec. Sub. Nts., 8/15/06 5,6                                         3,000,000               --
-------------------------------------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 1                             2,526,000        2,541,788
                                                                                                 ------------
                                                                                                  62,768,180

-------------------------------------------------------------------------------------------------------------
 Construction Materials--0.2%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09 5,6                3,500,000          892,500
-------------------------------------------------------------------------------------------------------------
 Texas Industries, Inc., 10.25% Sr. Nts., 6/15/11 4                               2,600,000        2,730,000
                                                                                                 ------------
                                                                                                   3,622,500

-------------------------------------------------------------------------------------------------------------
 Containers & Packaging--3.1%
 Ball Corp., 8.25% Sr. Unsec. Sub. Nts., 8/1/08                                     400,000          422,000
-------------------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11 4                                                    2,800,000        3,038,000
 10.875% Sr. Sec. Nts., 3/1/13 4                                                  1,400,000        1,533,000
-------------------------------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12                               2,500,000        2,562,500
-------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                          2,200,000        2,370,500
-------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                   2,500,000        2,775,000
-------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11 4                                                   2,700,000        2,868,750
 8.25% Sr. Unsec. Nts., 5/15/13 4                                                 1,200,000        1,260,000
 8.75% Sr. Sec. Nts., 11/15/12                                                    5,400,000        5,886,000
 8.875% Sr. Sec. Nts., 2/15/09                                                    6,000,000        6,540,000
-------------------------------------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07                                                  4,500,000        4,691,250
 10.875% Sr. Sub. Nts., 4/1/08                                                    3,900,000        4,017,000
-------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                                          3,950,000        4,256,125
 9.25% Sr. Unsec. Nts., 2/1/08                                                    3,000,000        3,285,000
 9.75% Sr. Unsec. Nts., 2/1/11                                                    4,000,000        4,400,000
-------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                               4,200,000        4,326,000
                                                                                                 ------------
                                                                                                  54,231,125

-------------------------------------------------------------------------------------------------------------
 Metals & Mining--2.6%
 AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12                                                   5,800,000        4,843,000
 7.875% Sr. Unsec. Nts., 2/15/09                                                    900,000          769,500
-------------------------------------------------------------------------------------------------------------
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 4                               2,650,000        2,729,500
-------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09                700,000          469,000
-------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09       2,300,000        2,346,000
-------------------------------------------------------------------------------------------------------------
 Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07 1,5                     4,740,789           71,112

                        24 | OPPENHEIMER HIGH YIELD FUND

                                                                              Principal     Market Value
                                                                                 Amount       See Note 1
---------------------------------------------------------------------------------------------------------
 Metals & Mining Continued
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                        $ 4,660,000      $ 4,776,500
---------------------------------------------------------------------------------------------------------
 Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08            1,873,000        1,601,415
---------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1         814,000           40,700
---------------------------------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 4                                          850,000          871,250
---------------------------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1                      2,500,000        2,662,500
---------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06 1,5,6                                   2,000,000        1,570,000
 12.75% Sr. Sub. Nts., 2/1/04 1,5,6                                           7,850,000          490,625
---------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                       6,320,000        3,444,400
---------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09 5,6          3,428,307          205,699
---------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                              850,000          918,000
---------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                              2,950,000        2,669,750
---------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Nts., 3/15/13 4                             2,500,000        2,631,250
---------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                1,500,000        1,578,750
---------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                   700,000          689,500
---------------------------------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                                      2,800,000        2,856,000
 10.75% Sr. Nts., 8/1/08                                                      2,300,000        2,426,500
---------------------------------------------------------------------------------------------------------
 WHX Corp., 10.50% Sr. Unsec. Nts., 4/15/05                                   5,000,000        4,325,000
                                                                                             ------------
                                                                                              44,985,951

---------------------------------------------------------------------------------------------------------
 Paper & Forest Products--1.3%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                               1,250,000        1,402,461
---------------------------------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 8                                                   1,600,000        1,816,000
 13.875% Sr. Sec. Nts., 7/15/07 1                                               300,000          342,000
---------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,5                          11,000,000        2,420,000
---------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11                                              5,600,000        5,782,000
 9.375% Sr. Nts., 2/1/13 4                                                    5,000,000        5,537,500
---------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08 1                   1,000,000        1,145,000
---------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                             2,800,000        2,730,000
---------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                           4,000,000        2,330,000
                                                                                             ------------
                                                                                              23,504,961

---------------------------------------------------------------------------------------------------------
 Telecommunication Services--9.2%
---------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--3.5%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,5,6                                            3,500,000              350
 13% Sr. Unsec. Nts., 5/1/08 1,5,6 [EUR]                                      1,000,000              115
---------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07 1,5,6          1,600,000           24,000
---------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09                                3,100,000        3,131,000
---------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,5,6                              1,723,624           17,236
---------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07       5,570,000        5,465,562
---------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 5,6                        3,065,000               --



                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Continued

                                                                                         Principal     Market Value
                                                                                            Amount       See Note 1
--------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
 11/15/09                                                                              $ 3,000,000      $ 3,360,000
--------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                           1,400,000        1,303,750
--------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,5                                             75,000            4,500
 12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,5,6                                            2,200,000          132,000
--------------------------------------------------------------------------------------------------------------------
 ICG Services, Inc., Escrow Shares, 2/15/08                                              1,485,000               --
--------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09 5,6,7       3,000,000          960,000
--------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                                     550,000          585,750
--------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 7                                                     1,850,000        1,604,875
 9.125% Sr. Unsec. Nts., 5/1/08                                                          4,900,000        4,410,000
--------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc.:
 10% Sr. Nts., 12/15/09 5,6 [EUR]                                                        2,000,000              230
 10% Sr. Unsec. Nts., Series B, 11/15/08 5,6                                             4,300,000          274,125
--------------------------------------------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 5,6                                                              5,000,000               --
 Escrow Shares, 4/15/08 5,6                                                              2,250,000               --
 Escrow Shares, 11/15/08 5,6                                                             5,500,000               --
 Escrow Shares, 6/1/09 5,6                                                               2,000,000               --
--------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 5,6                        1,300,000          227,500
--------------------------------------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,5,6                                4,000,000          130,000
--------------------------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts., 8/3/04                                                                     5,700,000        5,486,250
 7.75% Nts., 8/15/06                                                                     2,400,000        2,244,000
--------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc., 7.50% Sr. Unsec. Nts., Series B,
 11/1/08                                                                                 3,100,000        2,883,000
--------------------------------------------------------------------------------------------------------------------
 Qwest Corp., 8.875% Nts., 3/15/12 4                                                     9,400,000       10,551,500
--------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 4                                           3,200,000        3,632,000
--------------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp., 8.375% Nts., 3/15/12                                              1,800,000        2,159,314
--------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 5,6,7                                                  7,300,000        2,317,750
 0%/9.875% Sr. Disc. Nts., 4/15/09 1,5,7 [GBP]                                           4,000,000        2,029,685
 11.25% Sr. Nts., 11/1/08 5,6                                                            3,700,000        1,359,750
--------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,5,6                                          2,300,000               --
--------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08              5,100,000        4,947,000
--------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                           800,000          776,000
--------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,5,6                                       2,925,000               --
                                                                                                        ------------
                                                                                                         60,017,242

--------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--5.7%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                                  3,800,000        3,135,000
--------------------------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 5                                2,800,000        1,414,000
--------------------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., Zero Coupon Sr. Sub. Disc. Nts.,
 12.25%, 8/1/08 10                                                                       4,300,000        2,795,000
--------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts., 10/1/07 1,5,6                    9,220,000               --


                        26 | OPPENHEIMER HIGH YIELD FUND

                                                                                      Principal      Market Value
                                                                                         Amount        See Note 1
------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services Continued
 Centennial Cellular Operating Co./Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13 4                                                       $  3,600,000      $  3,582,000
------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 7                                                 4,150,000         3,984,000
 10.625% Sr. Unsec. Disc. Nts., 11/15/07                                              8,790,000         9,295,425
 10.75% Sr. Nts., 8/1/11                                                              3,600,000         3,942,000
------------------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08 1,5,6,7                 4,650,000           534,750
------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                         3,700,000         4,014,500
------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 1,5,6,7                            1,350,000            74,250
------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,5,6,7                                     4,500,000           427,500
 12.50% Sr. Nts., 4/15/10 1,5                                                         2,900,000           391,500
------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 9.375% Sr. Unsec. Nts., 11/15/09                                                    11,200,000        12,082,000
 9.95% Sr. Disc. Nts., 2/15/08                                                        5,600,000         5,880,000
------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 8.125% Sr. Nts., 7/1/11 4                                                            3,300,000         3,308,250
 11% Sr. Unsec. Nts., 3/15/10                                                           900,000           976,500
 12.50% Sr. Nts., 11/15/09                                                            4,500,000         5,085,000
------------------------------------------------------------------------------------------------------------------
 Omnipoint Corp., 11.50% Sr. Nts., 9/15/09 4                                          8,865,000        10,405,294
------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 5,6                                        3,775,000                --
------------------------------------------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 8.80% Sr. Sub. Nts., 10/1/07                   5,000,000         5,131,250
------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                              3,000,000         2,670,000
 9.75% Sr. Sub. Nts., 1/15/10                                                         2,900,000         2,581,000
------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                                                         200,000           185,000
 12% Sr. Unsec. Disc. Nts., 3/1/08                                                    8,720,000         8,959,800
------------------------------------------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 4                                         1,200,000         1,254,000
------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Nts., 6/1/13 4                                                             2,600,000         2,808,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                                   350,000           350,875
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                  2,400,000         2,466,000
------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 7         5,850,000         2,427,750
                                                                                                     -------------
                                                                                                      100,160,644

------------------------------------------------------------------------------------------------------------------
 Utilities--8.9%
------------------------------------------------------------------------------------------------------------------
 Electric Utilities--3.8%
 AES Corp. (The):
 8.375% Sr. Unsec. Unsub. Nts., 3/1/11 1 [GBP]                                        2,500,000         3,723,151
 8.75% Sr. Sec. Nts., 5/15/13 4                                                       6,900,000         7,210,500
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                1,115,000         1,109,425
 8.875% Sr. Unsec. Nts., 2/15/11                                                        773,000           759,473
 9.375% Sr. Unsec. Nts., 9/15/10                                                      1,028,000         1,038,280
 9.50% Sr. Unsec. Nts., 6/1/09                                                          299,000           303,485
 10% Sec. Nts., 7/15/05 4                                                             2,900,000         3,023,250
 10.25% Sr. Unsec. Sub. Nts., 7/15/06                                                 2,450,000         2,437,750
------------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20 1              1,300,000           845,000

                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued

                                                                                  Principal     Market Value
                                                                                     Amount       See Note 1
-------------------------------------------------------------------------------------------------------------
 Electric Utilities Continued
 Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                     $ 1,350,000      $ 1,356,750
-------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09              891,584          953,995
-------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 7.625% Sr. Nts., 4/15/06                                                           500,000          436,250
 8.25% Sr. Unsec. Nts., 8/15/05                                                   2,500,000        2,337,500
 8.50% Sr. Unsec. Nts., 2/15/11                                                  13,850,000       10,456,750
 8.625% Sr. Nts., 8/15/10                                                           600,000          453,000
 8.75% Sr. Nts., 7/15/07                                                          1,400,000        1,151,500
-------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09                                                          1,000,000          993,750
 9.875% Sr. Unsec. Nts., 10/15/07                                                 6,000,000        6,427,500
-------------------------------------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec. Pass-Through
 Certificates, 1/15/05                                                            1,300,000        1,285,375
-------------------------------------------------------------------------------------------------------------
 CMS Panhandle Holding Co., 6.125% Sr. Nts., 3/15/04                              2,900,000        2,976,125
-------------------------------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                                275,000          261,250
-------------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31                    1,508,000        1,695,435
-------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                      2,500,000        3,244,089
-------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 5                  1,300,000          812,500
-------------------------------------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec
 Nts., 9/1/10 4                                                                   1,300,000        1,342,250
-------------------------------------------------------------------------------------------------------------
 Panhandle Eastern Pipe Line Co., 8.25% Sr. Nts., Series B, 4/1/10                  900,000        1,075,500
-------------------------------------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 4                                      2,800,000        2,912,000
-------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10 4                                                   2,200,000        2,213,750
 9.50% Sr. Sec. Nts., 7/15/13 4                                                   2,200,000        2,222,000
-------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                                750,000          843,750
                                                                                                 ------------
                                                                                                  65,901,333

-------------------------------------------------------------------------------------------------------------
 Gas Utilities--2.8%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 8.875% Sr. Unsec. Nts.
 Series B, 5/20/11                                                                3,750,000        4,106,250
-------------------------------------------------------------------------------------------------------------
 ANR Pipeline, Inc., 8.875% Sr. Nts., 3/15/10 4                                   1,400,000        1,536,500
-------------------------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Nts., 6/15/12 4                                            5,500,000        5,121,875
-------------------------------------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11                                       3,500,000        3,202,500
-------------------------------------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08 4                                                       1,100,000        1,155,000
 7.75% Sr. Nts., 5/15/13 4                                                        1,100,000        1,177,000
-------------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                              2,800,000        2,863,000
 8% Sr. Unsub. Nts., 3/1/32                                                       4,800,000        5,214,000
 8.875% Sr. Nts., 3/15/10 4                                                       1,800,000        1,971,000
-------------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                 11,550,000       11,925,375
-------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                  11,900,000       11,662,000
                                                                                                 ------------
                                                                                                  49,934,500


                        28 | OPPENHEIMER HIGH YIELD FUND

                                                                                        Principal        Market Value
                                                                                           Shares          See Note 1
----------------------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--2.2%
 AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                         $    3,447,625      $    3,611,387
----------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                                                850,000             808,562
----------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                                                    1,100,000           1,222,163
 6.375% Sr. Sec. Nts., 2/1/08                                                             800,000             894,508
 7.375% Nts., 9/15/23                                                                   1,600,000           1,671,706
----------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                 13,750,000          11,618,750
 8.125% Sr. Unsec. Unsub. Nts., 3/15/05                                                   900,000             879,750
 8.75% Sr. Nts., 2/15/12                                                                3,200,000           2,992,000
----------------------------------------------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr. Nts., 6/1/13 4                               4,100,000           4,110,250
----------------------------------------------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
 6/30/12                                                                                2,639,972           2,539,896
----------------------------------------------------------------------------------------------------------------------
 Transcontinental Gas Pipe Line Corp.:
 6.125% Nts., 1/15/05                                                                   1,000,000           1,005,000
 8.875% Sr. Unsub. Nts., Series B, 7/15/12                                              1,200,000           1,362,000
----------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10                                                                2,600,000           2,730,000
 9.25% Sr. Unsec. Unsub. Nts., 3/15/04                                                  2,200,000           2,266,000
----------------------------------------------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                 800,000             784,000
                                                                                                       ---------------
                                                                                                           38,495,972

----------------------------------------------------------------------------------------------------------------------
 Water Utilities--0.1%
 National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12 1            1,400,000           1,555,750
                                                                                                       ---------------
 Total Corporate Bonds and Notes (Cost $1,425,147,777)                                                  1,383,245,303

                                                                                           Shares
----------------------------------------------------------------------------------------------------------------------
 Preferred Stocks--1.3%
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,8                                 110,146               1,101
----------------------------------------------------------------------------------------------------------------------
 Digital Globe, Inc., 8.50% Cv., Series C, Non-Vtg. 1                                     244,655             244,655
----------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,6                                  140,000           5,635,000
----------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,6,8                        3,738                 374
----------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,6             28,000           1,239,000
----------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 1,6,8                    28,943                  --
----------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,6,8                                        1                  --
----------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 1,6,8                           2                  65
----------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 6                                                     6,516              47,176
----------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg. 1,8              96,993                  --
----------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 13% Cum., Series D, Non-Vtg. 8                                    1                 106
----------------------------------------------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. 1,6                                           209                 418
----------------------------------------------------------------------------------------------------------------------
 Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,8                          111,929             223,858
----------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg. 8                        753           7,435,875
----------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 8                                   7,236           4,576,770
----------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                          26,250           3,812,813



                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                                      Market Value
                                                                             Units      See Note 1
---------------------------------------------------------------------------------------------------
 Preferred Stocks Continued
 Ziff Davis Holdings, Inc., 10% Nts., Series E-1 1,6                           168    $        420
                                                                                      -------------
 Total Preferred Stocks (Cost $44,430,378)                                              23,217,631

---------------------------------------------------------------------------------------------------
 Common Stocks--0.8%

 Adelphia Business Solutions, Inc. 6                                         6,605             139
---------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. 6                           22,800         733,704
---------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                   400,000       4,040,000
---------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 6                                        132,227         133,549
---------------------------------------------------------------------------------------------------
 Equinix, Inc. 6                                                            86,263         677,164
---------------------------------------------------------------------------------------------------
 Globix Corp. 1,6                                                           80,275         220,756
---------------------------------------------------------------------------------------------------
 ICG Communications, Inc. 6                                                  2,979          24,428
---------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 1,6                                168,429         143,165
---------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                   3,772          84,116
---------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. 6                                       23,343         199,715
---------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A 6                                   194           1,678
---------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B 6                                23,204         181,448
---------------------------------------------------------------------------------------------------
 NTL, Inc. 6                                                               173,408       5,916,681
---------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 6                                                    8,618          62,911
---------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 6                                                       63,991         233,567
---------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 1,6                                              6,989          46,302
---------------------------------------------------------------------------------------------------
 Pope, Evans & Robbins, Inc. 1,6                                         1,688,400              --
---------------------------------------------------------------------------------------------------
 Prandium, Inc. 6,12                                                       459,132         257,114
---------------------------------------------------------------------------------------------------
 Siena Holdings, Inc. 1,6                                                  250,240         315,302
---------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 6                                                  3,761          63,937
---------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,6                                                   30,000          63,750
---------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,6                                          11,456           5,728
---------------------------------------------------------------------------------------------------
 WRC Media Corp. 1,6                                                         9,471             189
---------------------------------------------------------------------------------------------------
 XO Communications, Inc. 6                                                  16,729         121,285
                                                                                      -------------
 Total Common Stocks (Cost $26,975,529)                                                 13,526,628

                                                                             Units
---------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.1%

 American Tower Corp. Wts., Exp. 8/1/08 1,6                                  4,300         442,900
---------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 6                                                              22,514              --
 Exp. 9/1/04 6                                                              32,054           7,227
---------------------------------------------------------------------------------------------------
 Citigroup, Inc. Wts., Exp. 12/31/50 (Litigation Wts.) 6                   107,699         109,853
---------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,6                                       2,000              20
---------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,6                            3,330              33
---------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,6                        8,200              82
---------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,6                      4,000              --
---------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08 1,6                                    7,500              75



                        30 | OPPENHEIMER HIGH YIELD FUND

                                                                                          Market Value
                                                                               Units        See Note 1
-------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates Continued
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,6                           2,575      $         26
-------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 1,6                                      1,445               325
-------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,6                                      6,300               315
-------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,6                              50,820               508
-------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,6                                                             42,243               211
 Exp. 5/16/06 1,6                                                                 63                --
-------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,6                                          7,055                --
-------------------------------------------------------------------------------------------------------
 Internet Commerce & Communications, Inc. Wts., Exp. 7/3/03 1,6               24,520                --
-------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,6                                             3,750                37
-------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,6                      3,500                --
-------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,6                      2,800                --
-------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,6                      3,910                39
-------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 1,6                                       14,440             6,065
-------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 6                                                     8,619             2,918
 Cl. B Wts., Exp. 5/1/08 6                                                    14,365             8,458
-------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,6                            6,400                64
-------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,6                                           5,000             7,500
-------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 6                                  100,000           138,000
-------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 1,6                                                            182,000                --
 Exp. 6/30/05 1,6                                                             49,120                --
-------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 1,6                1,200                12
-------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08 6                                6,106                --
-------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,6                                          8,078                --
-------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 6                                                   33,465           110,435
 Cl. B Wts., Exp. 1/16/10 6                                                   25,098            40,157
 Cl. C Wts., Exp. 1/16/10 6                                                   25,098            13,804
-------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,6                             30,800               308
                                                                                          -------------
 Total Rights, Warrants and Certificates (Cost $2,259,118)                                     889,372

                                                                           Principal
                                                                              Amount
-------------------------------------------------------------------------------------------------------
 Structured Notes--11.2%

 Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts.:
 5%, 6/30/03                                                            $ 10,000,000        10,962,000
 5%, 9/30/03                                                              10,000,000        10,950,000
 5%, 3/31/04                                                              10,000,000        10,930,000
-------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 High Beta High Yield Index Nts., 10%, 6/20/08                             8,500,000         8,606,250
 High Yield Index-B Nts., 9%, 6/20/08                                    146,200,000       153,144,500
-------------------------------------------------------------------------------------------------------
 Parametric RE Ltd. Nts., 5.54%, 11/19/07 2,4                              1,000,000         1,021,690
                                                                                          -------------
 Total Structured Notes (Cost $191,682,053)                                                195,614,440

                        31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS Continued

                                                                                   Principal            Market Value
                                                                                     Amount               See Note 1
----------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--6.5%
 Undivided interest of 17.18% in joint repurchase agreement (Principal
 Amount/Market Value $657,477,000, with a maturity value of $657,496,907) with
 PaineWebber, Inc., 1.09%, dated 6/30/03, to be repurchased at $112,963,420 on 7/1/03, collateralized by Federal Home Loan Mortgage Corp., 5%,
 5/1/18--5/5/18, with a value of $671,305,296 (Cost $112,960,000)                $ 112,960,000       $    112,960,000

----------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $1,833,216,869)                                       100.4%         1,753,079,376
----------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                    (0.4)            (6,937,005)
                                                                                 ------------------------------------
 Net Assets                                                                              100.0%      $  1,746,142,371
                                                                                 ====================================

 Footnotes to Statement of Investments

 Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
 CAD        Canadian Dollar
 EUR        Euro
 GBP        British Pound Sterling
 MXN        Mexican Nuevo Peso

 1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
 2. Represents the current interest rate for a variable or increasing rate security.
 3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,430,616 or 0.20% of the Fund's net assets as of June 30, 2003.
 4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $237,508,637 or 13.60% of the Fund's net assets as of June 30, 2003.
 5. Issuer is in default. See Note 1 of Notes to Financial Statements.
 6. Non-income producing security.
 7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
 8. Interest or dividend is paid-in-kind.
 9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
 10. Zero coupon bond reflects effective yield on the date of purchase.
 11. When-issued security to be delivered and settled after June 30, 2003. See
 Note 1 of Notes to Financial Statements.
 12. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2003 amounts to $257,114. Transactions during the period in which the issuer was an affiliate are as follows:

                                 Shares        Gross        Gross           Shares       Unrealized
                          June 30, 2002    Additions   Reductions    June 30, 2003     Depreciation
----------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Prandium, Inc.                      --      459,132*          --          459,132       $5,142,886


 *Result of a reorganization of Family Restaurants, Inc.
 See accompanying Notes to Financial Statements.

                        32 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  June 30, 2003


----------------------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $1,827,816,869)                               $  1,752,822,262
 Affiliated companies (cost $5,400,000)                                              257,114
                                                                            ------------------
                                                                               1,753,079,376
----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                       30,984,377
 Shares of beneficial interest sold                                                3,483,599
 Investments sold (including $1,377,000 sold on a when-issued basis)               1,912,313
 Other                                                                                 5,275
                                                                            ------------------
 Total assets                                                                  1,789,464,940

----------------------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                                    9,038,144
----------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $5,500,000 purchased on a when-issued basis)    16,902,324
 Shares of beneficial interest redeemed                                           12,110,648
 Dividends                                                                         3,772,600
 Distribution and service plan fees                                                  984,719
 Transfer and shareholder servicing agent fees                                       230,327
 Shareholder reports                                                                 177,643
 Trustees' compensation                                                                4,838
 Other                                                                               101,326
                                                                            ------------------
 Total liabilities                                                                43,322,569

----------------------------------------------------------------------------------------------
 Net Assets                                                                   $1,746,142,371
                                                                            ==================

----------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                   $      191,406
----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                    2,440,354,273
----------------------------------------------------------------------------------------------
 Overdistributed net investment income                                            (8,198,469)
----------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                                   (606,075,090)
----------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets
 and liabilities denominated in foreign currencies                               (80,129,749)
                                                                            ------------------
 Net Assets                                                                   $1,746,142,371
                                                                            ==================

                        33 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued


---------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,150,055,200 and 125,625,434 shares of beneficial interest outstanding)             $9.15
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                       $9.61
---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $372,947,364
 and 41,321,335 shares of beneficial interest outstanding)                             $9.03
---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $160,713,170
 and 17,598,145 shares of beneficial interest outstanding)                             $9.13
---------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,324,284
 and 907,598 shares of beneficial interest outstanding)                                $9.17
---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $54,102,353 and 5,953,659 shares of beneficial interest outstanding)        $9.09


 See accompanying Notes to Financial Statements.




                        34 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF OPERATIONS  For the Year Ended June 30, 2003


-----------------------------------------------------------------------------------------------------------
 Investment Income
------------------------------------------------------------------------------------------------------------
 Interest (net of foreign withholding taxes of $264)                                          $ 149,500,433
------------------------------------------------------------------------------------------------------------
 Dividends                                                                                        1,779,283
                                                                                              --------------
 Total investment income                                                                        151,279,716

------------------------------------------------------------------------------------------------------------
 Expenses

 Management fees                                                                                  8,956,614
------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                          2,236,804
 Class B                                                                                          3,211,081
 Class C                                                                                          1,208,519
 Class N                                                                                             24,053
------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                          1,515,662
 Class B                                                                                            558,140
 Class C                                                                                            197,909
 Class N                                                                                             11,578
 Class Y                                                                                            290,409
------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                290,642
------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                              45,172
------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                         43,403
------------------------------------------------------------------------------------------------------------
 Other                                                                                              181,607
                                                                                              --------------
 Total expenses                                                                                  18,771,593
 Less reduction to custodian expenses                                                                (9,512)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                   (154,286)
                                                                                              --------------
 Net expenses                                                                                    18,607,795

------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                          132,671,921

------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                                                   (165,770,147)
 Closing of futures contracts                                                                       304,710
 Foreign currency transactions                                                                    2,210,336
                                                                                              --------------
 Net realized loss                                                                             (163,255,101)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                    263,552,154
 Translation of assets and liabilities denominated in foreign currencies                          5,333,609
 Futures contracts                                                                                  (84,922)
                                                                                              --------------
 Net change in unrealized appreciation                                                          268,800,841

------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                         $ 238,217,661
                                                                                              ==============


 See accompanying Notes to Financial Statements.


                        35 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS


 Year Ended June 30,                                                                    2003                       2002
------------------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                         $  132,671,921           $   138,204,319
------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                               (163,255,101)             (239,628,214)
------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                            268,800,841                16,166,281
                                                                               -----------------------------------------
 Net increase (decrease) in net assets resulting from operations                  238,217,661               (85,257,614)

------------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                          (75,259,993)             (101,394,648)
 Class B                                                                          (24,005,931)              (36,957,099)
 Class C                                                                           (8,842,615)              (10,335,220)
 Class N                                                                             (354,824)                  (76,799)
 Class Y                                                                           (3,503,240)               (4,883,736)
------------------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                          (10,312,510)               (4,577,105)
 Class B                                                                           (3,545,582)               (1,771,144)
 Class C                                                                           (1,335,631)                 (506,445)
 Class N                                                                              (53,283)                   (3,537)
 Class Y                                                                             (476,622)                 (215,027)

------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                          215,493,585                54,738,010
 Class B                                                                           13,616,121                14,521,674
 Class C                                                                           44,034,511                34,190,823
 Class N                                                                            5,191,070                 2,454,211
 Class Y                                                                           12,011,100               (13,978,113)

------------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                        400,873,817              (154,051,769)
------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            1,345,268,554             1,499,320,323
                                                                               -----------------------------------------
 End of period [including overdistributed net investment
 income of $8,198,469 and $24,147,884, respectively]                           $1,746,142,371            $1,345,268,554
                                                                               =========================================

 See accompanying Notes to Financial Statements.


                        36 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS


Class  A            Year Ended June 30,            2003          2002         2001          2000           1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period            $ 8.62        $10.20      $ 11.89       $ 13.06         $ 14.44
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .84           .92         1.18          1.26            1.26
 Net realized and unrealized gain (loss)            .47         (1.44)       (1.59)        (1.18)          (1.39)
                                                 ----------------------------------------------------------------
 Total from investment operations                  1.31          (.52)        (.41)          .08            (.13)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.69)        (1.01)       (1.28)        (1.25)          (1.25)
 Tax return of capital distribution                (.09)         (.05)          --            --              --
                                                 ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   (.78)        (1.06)       (1.28)        (1.25)          (1.25)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $9.15         $8.62       $10.20        $11.89          $13.06
                                                 ================================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               16.38%        (5.47)%      (3.69)%        0.71%          (0.71)%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $1,150,055      $858,834   $  962,017    $1,065,220      $1,027,730
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $  934,227      $948,097   $1,038,442    $1,125,834      $1,198,756
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             9.54%         9.68%       10.66%        10.12%           9.40%
 Expenses, gross                                   1.07%         1.10%        1.00%         1.02%           0.99%
 Expenses, net                                     1.07% 3       1.10% 3      1.00% 3       1.02% 3         0.99% 3
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             68%           47%          33%           24%             43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        37 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued

 Class  B            Year Ended June 30,                   2003           2002          2001           2000          1999
-----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $8.51         $10.09        $11.77         $12.95        $14.33
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .74            .84          1.10           1.15          1.14
 Net realized and unrealized gain (loss)                    .49          (1.43)        (1.58)         (1.18)        (1.38)
                                                     ------------------------------------------------------------------------
 Total from investment operations                          1.23           (.59)         (.48)          (.03)         (.24)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.62)          (.94)        (1.20)         (1.15)        (1.14)
 Tax return of capital distribution                        (.09)          (.05)           --             --            --
                                                     ------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.71)          (.99)        (1.20)         (1.15)        (1.14)
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $9.03          $8.51        $10.09         $11.77        $12.95
                                                     ========================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       15.60%         (6.23)%       (4.37)%        (0.13)%       (1.48)%

-----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $372,947       $338,654      $386,309       $453,375      $580,468
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $321,200       $366,869      $414,648       $509,815      $544,925
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     8.81%          8.93%         9.91%          9.35%         8.61%
 Expenses, gross                                           1.84%          1.86%         1.76%          1.79%         1.78%
 Expenses, net                                             1.84% 3        1.86% 3       1.76% 3        1.79% 3       1.78% 3
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     68%            47%           33%            24%           43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        38 | OPPENHEIMER HIGH YIELD FUND


 Class C          Year Ended June 30,                      2003            2002           2001           2000           1999
-------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $     8.60     $     10.18     $    11.87     $    13.04     $    14.42
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .78             .86           1.11           1.16           1.15
 Net realized and unrealized gain (loss)                    .46           (1.45)         (1.60)         (1.18)         (1.39)
                                                     --------------------------------------------------------------------------
 Total from investment operations                          1.24            (.59)          (.49)          (.02)          (.24)
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.62)           (.94)         (1.20)         (1.15)         (1.14)
 Tax return of capital distribution                        (.09)           (.05)            --             --             --
                                                     --------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.71)           (.99)         (1.20)         (1.15)         (1.14)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $     9.13     $      8.60     $    10.18     $    11.87     $    13.04
                                                     ==========================================================================

-------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       15.55%          (6.08)%        (4.43)%        (0.06)%        (1.49)%

-------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $  160,713     $   106,884     $   90,603     $   82,204     $   93,607
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $  120,997     $   104,882     $   83,776     $   87,141     $   79,889
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     8.78%           8.75%          9.90%          9.35%          8.60%
 Expenses, gross                                           1.83%           1.86%          1.76%          1.79%          1.78%
 Expenese, net                                             1.83% 3         1.86% 3        1.76% 3        1.79% 3        1.78% 3
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     68%             47%            33%            24%            43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        39 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued


 Class N     Year Ended June 30,                            2003      2002      2001 1
---------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $8.63    $10.20   $ 11.33
---------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .80       .96       .41
 Net realized and unrealized gain (loss)                     .49     (1.48)    (1.13)
                                                           ----------------------------
 Total from investment operations                           1.29      (.52)     (.72)
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.66)    (1.00)     (.41)
 Tax return of capital distribution                         (.09)     (.05)       --
                                                           ----------------------------
 Total dividends and/or distributions to shareholders       (.75)    (1.05)     (.41)
---------------------------------------------------------------------------------------
 Net asset value, end of period                            $9.17     $8.63    $10.20
                                                           ============================

---------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        16.08%    (5.53)%   (6.43)%

---------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $8,324    $2,396      $146
---------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $4,827    $  799      $ 46
---------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                      9.14%     8.41%    11.47%
 Expenses, gross                                            1.41%     1.35%     1.04%
 Expenses, net                                              1.41% 4   1.35% 4   1.04% 4
---------------------------------------------------------------------------------------
 Portfolio turnover rate                                      68%       47%       33%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

                        40 | OPPENHEIMER HIGH YIELD FUND


 Class Y    Year Ended June 30,                            2003         2002         2001           2000            1999
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $     8.56     $  10.14     $  11.82     $    13.02     $     14.42
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .86          .90         1.20           1.27            1.28
 Net realized and unrealized gain (loss)                    .45        (1.41)       (1.59)         (1.18)          (1.39)
                                                     ---------------------------------------------------------------------
 Total from investment operations                          1.31         (.51)        (.39)           .09            (.11)
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.69)       (1.02)       (1.29)         (1.29)          (1.29)
 Tax return of capital distribution                        (.09)        (.05)          --             --              --
                                                     ---------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.78)       (1.07)       (1.29)         (1.29)          (1.29)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $     9.09     $   8.56     $  10.14     $    11.82     $     13.02
                                                     =====================================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       16.51%       (5.37)%      (3.57)%         0.85%          (0.54)%


--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)            $   54,102     $ 38,500     $ 60,244     $   54,117     $    52,993
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $   43,178     $ 44,583     $ 56,669     $   54,022     $    34,043
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     9.63%        9.88%       10.72%         10.30%           9.73%
 Expenses, gross                                           1.34%        1.01%        0.94%          0.86%           0.76%
 Expenses, net                                             0.98% 3,4    0.98% 3,4    0.94% 3        0.86% 3         0.76% 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     68%          47%          33%            24%             43%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

                        41 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2003,

--------------------------------------------------------------------------------

                        42 | OPPENHEIMER HIGH YIELD FUND
 the market value of these securities comprised 11.2% of the Fund's net assets, and resulted in unrealized gains in the current period of $3,932,387.
--------------------------------------------------------------------------------
 Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2003, the Fund had entered into when-issued purchase commitments of $5,500,000. Additionally, the Fund had when-issued sale commitments of $1,377,000.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2003, securities with an aggregate market value of $44,575,996, representing 2.55% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.


                        43 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.
                                                              Net Unrealized
                                                                Depreciation
 Undistributed     Undistributed    Accumulated             Based on Cost of
 Net Investment        Long-Term           Loss       Securities for Federal
 Income                    Gains   Carryforward 1,2      Income Tax Purposes
----------------------------------------------------------------------------
 $--                         $--   $592,483,525                  $93,721,305

 1. Accumulated losses noted above primarily represent net capital loss carryforwards as of June 30, 2003 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. These carryforwards expire between 2004 and 2011. During the fiscal year the Fund did not utilize any capital loss carryforwards. During the fiscal year $14,430,060 of unused capital loss carryforwards expired.
 2. As of June 30, 2003, the Fund had approximately $57,354,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012. Additionally, the Fund had approximately $67,000 of post-October foreign currency losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

           To                          To                            Net
           Ordinary          Capital Gain     Tax Return      Investment
           Income (Loss)           (Loss)     of Capital            Loss
--------------------------------------------------------------------------------
           $10,967,725        $19,185,963    $15,723,628             $--



                        44 | OPPENHEIMER HIGH YIELD FUND

 The tax character of distributions paid during the years ended June 30, 2003 and June 30, 2002 were as follows:

                                     Year Ended        Year Ended
                                  June 30, 2003     June 30, 2002
          -------------------------------------------------------
           Distributions paid from:
           Ordinary income         $111,966,603      $153,647,502
           Return of capital         15,723,628         7,073,258
                                 --------------------------------
           Total                   $127,690,231      $160,720,760
                                 ================================

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal Tax Cost               $1,846,808,425
                                                ==============

                 Gross unrealized appreciation  $  120,725,078
                 Gross unrealized depreciation    (214,446,383)
                                                --------------
                 Net unrealized depreciation    $  (93,721,305)
                                                ==============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        45 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued



------------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                Year Ended June 30, 2003         Year Ended June 30, 2002
                                Shares            Amount         Shares            Amount
-------------------------------------------------------------------------------------------
 Class A
 Sold                       87,336,667     $ 736,289,514     42,526,196     $ 406,250,339
 Dividends and/or
 distributions reinvested    6,545,577        55,293,487      6,951,479        65,557,494
 Redeemed                  (67,886,608)     (576,089,416)   (44,134,903)     (417,069,823)
                           ----------------------------------------------------------------
 Net increase               25,995,636     $ 215,493,585      5,342,772     $  54,738,010
                           ================================================================

-------------------------------------------------------------------------------------------
 Class B
 Sold                       15,654,941     $ 130,451,578     15,236,234     $ 143,002,651
 Dividends and/or
 distributions reinvested    1,761,918        14,661,070      2,013,383        18,759,803
 Redeemed                  (15,888,264)     (131,496,527)   (15,749,942)     (147,240,780)
                           ----------------------------------------------------------------
 Net increase                1,528,595     $  13,616,121      1,499,675     $  14,521,674
                           ================================================================

-------------------------------------------------------------------------------------------
 Class C
 Sold                        9,967,771     $  84,476,514      7,010,586     $  66,575,193
 Dividends and/or
 distributions reinvested      746,825         6,304,053        654,757         6,145,793
 Redeemed                   (5,541,975)      (46,746,056)    (4,136,144)      (38,530,163)
                           ----------------------------------------------------------------
 Net increase                5,172,621     $  44,034,511      3,529,199     $  34,190,823
                           ================================================================

-------------------------------------------------------------------------------------------
 Class N
 Sold                          779,085     $   6,484,742        280,479     $   2,616,742
 Dividends and/or
 distributions reinvested       45,571           390,759          8,704            77,683
 Redeemed                     (194,820)       (1,684,431)       (25,777)         (240,214)
                           ----------------------------------------------------------------
 Net increase                  629,836     $   5,191,070        263,406     $   2,454,211
                           ================================================================

-------------------------------------------------------------------------------------------
 Class Y
 Sold                        4,098,729     $  34,534,730      2,239,510     $  21,062,673
 Dividends and/or
 distributions reinvested      474,376         3,979,861        528,642         4,975,877
 Redeemed                   (3,119,654)      (26,503,491)    (4,211,682)      (40,016,663)
                           ----------------------------------------------------------------
 Net increase (decrease)     1,453,451     $  12,011,100     (1,443,530)    $ (13,978,113)
                           ================================================================


--------------------------------------------------------------------------------

 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended June 30, 2003, were $1,173,834,386 and $892,597,812, respectively.


                        46 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate             Class A         Concessions          Concessions       Concessions         Concessions
                 Front-End           Front-End          on Class A           on Class B        on Class C          on Class N
             Sales Charges       Sales Charges              Shares               Shares            Shares              Shares
                on Class A         Retained by         Advanced by          Advanced by       Advanced by         Advanced by
 Year Ended         Shares         Distributor       Distributor 1        Distributor 1     Distributor 1       Distributor 1
-----------------------------------------------------------------------------------------------------------------------------
 June 30, 2003  $2,298,314            $365,916            $871,461           $1,777,505          $340,624             $31,482

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class N
                         Contingent    Contingent     Contingent     Contingent
                           Deferred      Deferred       Deferred       Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales Charges
                        Retained by   Retained by    Retained by    Retained by
 Year Ended             Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
 June 30, 2003              $76,355    $1,319,090        $32,756         $5,858

                        47 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended June 30, 2003, expense under the Class A Plan totaled $2,236,804, all of which were paid by the Distributor to recipients, which included $925 retained by the Distributor and $71,456 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended June 30, 2003, were as follows:

                                                                        Distributor's
                                                      Distributor's         Aggregate
                                                          Aggregate      Unreimbursed
                                                       Unreimbursed     Expenses as %
                 Total Payments    Amount Retained         Expenses     of Net Assets
                     Under Plan     by Distributor       Under Plan          of Class
-------------------------------------------------------------------------------------
 Class B Plan        $3,211,081         $2,535,307      $15,822,557              4.24%
 Class C Plan         1,208,519            336,830        3,125,542              1.94
 Class N Plan            24,053             22,307          107,631              1.29

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

                        48 | OPPENHEIMER HIGH YIELD FUND

    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of June 30, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
    As of June 30, 2003, the Fund had no outstanding futures contracts.

                        49 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 7. Illiquid or Restricted Securities
 As of June 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2003 was $128,418,612, which represents 7.35% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                                                                         Unrealized
                                 Acquisition                     Valuation as of       Appreciation
 Security                              Dates          Cost         June 30, 2003      (Depreciation)
----------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Internet Commerce &
 Communications, Inc. Wts.,
 Exp. 7/3/03                         9/29/98           $--                   $--                $--


--------------------------------------------------------------------------------
 8. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at June 30, 2003.

                        50 | OPPENHEIMER HIGH YIELD FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer High Yield Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer High Yield Fund, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer High Yield Fund as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 July 22, 2003

                        51 | OPPENHEIMER HIGH YIELD FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended June 30, 2003 which are not designated as capital gain distributions should be multiplied by 1.57% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion of the dividends paid by the Fund during the fiscal year ended June 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $611,849 of the Fund's fiscal year taxable income is eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive specific information regarding the amount of distributions paid to them that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

--------------------------------------------------------------------------------

                        52 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited


Name, Position(s) Held with Fund, Length of Service, Age
--------------------------------------------------------

Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee


INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.



James C. Swain,
Chairman and Trustee
(since 1978)
Age: 69

Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds, Vice Chairman (until January 2, 2002) of OppenheimerFunds, Inc. (the Manager) and President and a director (until 1997) of Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of the Manager). Oversees 42 portfolios in the OppenheimerFunds complex.


William L. Armstrong,
Vice Chairman (since 2003) and Trustee (since 1999)
Age: 66

Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media Corporation and Broadway Ventures (since 1984); a director of the following public companies:
Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), International Family Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 42 portfolios in the OppenheimerFunds complex.


Robert G. Avis,
Trustee (since 1993)
Age: 72

Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 42 portfolios in the OppenheimerFunds complex.


George C. Bowen,
Trustee (since 1997)
Age: 66

Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer (since March
1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since November 1989) of Oppenheimer


                        53 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

George C. Bowen,
Continued

Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (offshore fund management subsidiaries of the Manager). Oversees 42 portfolios in the OppenheimerFunds complex.


Edward L. Cameron,
Trustee (since 1999)
Age: 64

A member of The Life Guard of Mount Vernon, George Washington's home (since June
2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services Group. Oversees 42 portfolios in the OppenheimerFunds complex.


Jon S. Fossel,
Trustee (since 1990)
Age: 61

Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October
1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp., Shareholders Services Inc. and Shareholder Financials Services, Inc. (until October 1995). Oversees 42 portfolios in the OppenheimerFunds complex.


Sam Freedman,
Trustee (since 1996)
Age: 62

Director of Colorado Uplift (a non-profit charity) (since September 1984). Formerly (until October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the Manager. Oversees 42 portfolios in the OppenheimerFunds complex.


Beverly L. Hamilton,
Trustee (since 2002)
Age: 56

Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies); Director of MML Services (since April 1987) and America Funds Emerging Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment Management Company. Oversees 43 portfolios in the OppenheimerFunds complex.


Robert J. Malone,
Trustee (since 2002)
Age: 58

Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 43 portfolios in the OppenheimerFunds complex.


                        54 | OPPENHEIMER HIGH YIELD FUND

F. William Marshall, Jr.,
Trustee (since 2000)
Age: 61

Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute; President and Treasurer (since January
1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since
1995) of the Springfield Library and Museum Association; Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS
Bank); President, Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield Institution for Savings) and Executive Vice President (January 1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 42 portfolios in the OppenheimerFunds complex.




--------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICER
The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


John V. Murphy,
President and Trustee
(since 2001)
Age: 53


Chairman, Chief Executive Officer and director (since June 2001) and President (since September 2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.; President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November 1999-November
2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 74 portfolios in the OppenheimerFunds complex.


                        55 | OPPENHEIMER HIGH YIELD FUND

TRUSTEES AND OFFICERS  Unaudited / Continued

--------------------------------------------------------------------------------
OFFICERS
The address of the Officers in the chart below is as follows: for Messrs. Kourkoulakos, Steinmetz and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Dimitrios Kourkoulakos,
Vice President (since 2002)
Age: 36

Vice President of the Manager (since December 2001); an officer of 3 portfolios in the OppenheimerFunds complex; formerly a High Yield Analyst (1998 - 2001) and a Securities Analyst (1995 - 1998) of the Manager.


Arthur P. Steinmetz,
Vice President (since 2003)
Age: 44

Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March 2000); an officer of 6 portfolios in the OppenheimerFunds complex.


Brian W. Wixted,
Treasurer (since 1999)
Age: 43

Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An officer of 90 portfolios in the OppenheimerFunds complex.


Robert G. Zack,
Vice President and Secretary (since 2001)
Age: 54

Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager; General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of OppenheimerFunds International Ltd.; Vice President (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International Ltd. And Oppenheimer Millennium Funds plc (October 1997-November 2001). An officer of 90 portfolios in the OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

                        56 | OPPENHEIMER HIGH YIELD FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)